INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Costs and expenses
Amortization of intangible assets			$ 8,889,514	$ 8,235,478
Depreciation of property, plant and equipment			4,495,318	3,923,274
Depreciation of leased assets			3,888,743	2,526,174
Total	$ 3,659,747	$ 3,590,101	12,263,862	11,814,419
R&D capitalized (Note 5.7)	1,879,280	3,412,635	6,902,069	7,867,528
Total	5,539,027	7,002,736	19,165,931	19,681,947
Research and development expenses
Costs and expenses
Amortization of intangible assets	1,561,329	1,216,712	4,310,213	3,669,870
Analysis and storage				5,302
Commissions and royalties			3,960
Depreciation of property, plant and equipment	84,874	154,000	505,406	466,453
Freight and haulage	2,693	9,646	13,174	23,924
Employee benefits and social securities	645,210	1,635,391	3,624,237	3,847,298
Maintenance	119,868	124,172	267,568	220,228
Energy and fuel		3,110	4,352	8,337
Supplies and materials	609,797	235,982	1,385,609	1,418,048
Mobility and travel	10,172	68,087	118,837	157,561
Share-based incentives	15,784	251,248	106,881	394,997
Professional fees and outsourced services	511,001	(145,481)	1,551,122	848,716
Professional fees related parties	7,175	(53,784)	23,548	163,008
Office supplies	52,015	57,580	227,441	527,956
Information technology expenses	13,498	17,076	34,275	26,716
Insurance	12,727	16,104	36,221	35,690
Depreciation of leased assets	13,152		50,404
Miscellaneous	452	258	614	315
Total	$ 3,659,747	$ 3,590,101	$ 12,263,862	$ 11,814,419